Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans provided as collateral for borrowings	₨ 2,088,507.6		₨ 2,750,841.6	$ 22,258.4
Purchased financing receivable outstanding	1,373.0	$ 14.6	1,691.8
Loans receivable restructured due to unexpected event	29,000.0		45,700.0	$ 300.0
Retail Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable restructured due to unexpected event	26,900.0		42,900.0
Wholesale Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable restructured due to unexpected event	₨ 2,100.0		₨ 2,800.0
Current Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans	90 days			90 days
Crop related agricultural loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans	366 days			366 days